Propery, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Feb. 13, 2023
Schedule of Property Plant and Equipment Net [Abstract]
Equity interest rate	100.00%		100.00%
Subsidiary			$ 6,454,831
Disposed at the carrying amount	$ 2,302,209
Recognized loss at the disposal	2,561,856
Depreciation expense	347,027	$ 334,811
Proceeds from property plants and equipment		$ 158,918